Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease Cost
Amortization of leased assets	$ 5,376	$ 4,756
Interest on lease liabilities	8,868	9,488
Operating lease cost	1,305	3,179
Total lease cost	$ 15,549	$ 17,423
Weighted-average remaining lease term
Finance leases	7 years 10 months 9 days	8 years 10 months 2 days
Operating leases	7 years 3 months 7 days	7 years 4 months 20 days
Weighted-average discount rate:
Finance leases	11.05%	11.05%
Operating leases	4.63%	5.12%